                                     [PHOTO]

                                     Smith Barney
                                     Managed
                                     Governments
                                     Fund Inc.

                      [GRAPHIC]      ------------------
                                     SEMI-ANNUAL REPORT
                                     ------------------

                                     January 31, 1999


                                     Smith Barney Mutual Funds
                          [LOGO]     Investing for your future
                                     Every day(R).

Smith Barney Managed
Governments Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Managed Governments Fund ("Fund") seeks high current income consistent with liquidity and safety of capital. The Fund invests primarily in the debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities, with an emphasis on mortgage-backed government securities.

Smith Barney Managed Governments Fund Inc.
Average Annual Total Returns
January 31, 1999

                                          Without Sales Charges(1)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six Month++                      3.05%              2.80%               2.85%
--------------------------------------------------------------------------------
One-Year                         4.81               4.37                4.39
--------------------------------------------------------------------------------
Five-Year                        5.90               5.34                5.38
--------------------------------------------------------------------------------
Ten-Year                         8.10                N/A                 N/A
--------------------------------------------------------------------------------
Since Inception+                 8.69               6.16                5.37
================================================================================

                                            With Sales Charges(2)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six Month++                     (1.58)%            (1.70)%             (0.82)%
--------------------------------------------------------------------------------
One-Year                         0.08              (0.07)               2.37
--------------------------------------------------------------------------------
Five-Year                        4.93               5.18                5.18
--------------------------------------------------------------------------------
Ten-Year                         7.60                N/A                 N/A
--------------------------------------------------------------------------------
Since Inception+                 8.34               6.16                5.18
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+ Inception dates for Class A, B and L shares are September 4, 1984, November 6, 1992 and June 29, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

The Managed Government Fund's Class A shares without sales charges posted a total return of 3.05% for the six months ended January 31, 1999. The Fund's performance was roughly in line with the average total return of 3.17% for the same period for U.S. mortgage funds according to Lipper Inc. (Lipper is an independent fund-tracking organization.) In addition, the Fund distributed income dividends totaling $0.38 per Class A share during the past six months.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                       Class A                       SHMGX
                       Class B                       MGVBX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ..........................................................1

Historical Performance.......................................................3

Smith Barney Managed Governments
Fund Inc. at a Glance........................................................5

Schedule of Investments......................................................6

Statement of Assets and Liabilities..........................................7

Statement of Operations......................................................8

Statements of Changes in Net Assets..........................................9

Notes to Financial Statements...............................................10

Financial Highlights........................................................15

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

             [PHOTO]                        [PHOTO]

             HEATH B.                      JAMES E.
             MCLENDON                      CONROY

             Chairman                      Vice President and
                                           Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Managed Governments Fund Inc. ("Fund") for the period ended January 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Style Pure Fund

The Smith Barney Managed Governments Fund is a Style Pure Series Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within its designated asset classes and its designated investment style.

Performance Update

The Managed Government Fund's Class A shares without sales charges posted a total return of 3.05% for the six months ended January 31, 1999. The Fund's performance was roughly in line with the average total return of 3.17% for the same period for U.S. mortgage funds according to Lipper Inc. (Lipper is an independent fund-tracking organization.) In addition, the Fund distributed income dividends totaling $0.38 per Class A share during the past six months. For performance information on the Fund's other share classes, please turn to page three.

Market Update and Outlook

The key events during 1998 and so far in 1999 were predominantly mergers and acquisitions, the ongoing overseas economic crisis, and the resiliency of the U.S. economy and financial markets. The broad range in interest rates and the associated higher market volatility reflected those conditions. Interest rates reached historical lows in October 1998, precipitated by the first Federal Reserve Board ("Fed") interest-rate cut since 1996. While further cuts ensued, concerns surrounding hedge fund losses took center stage, prompting spreads between corporate bonds and mortgage-backed securities to widen versus U.S. Treasuries. Compounding the problem was considerable corporate financing as we headed toward the end of the year. Corporate debt issuance for 1998 on a net basis was more than the prior two years combined.

We believe that the dominant issues in 1999 will be the advent of the euro, the prospects for economic recovery throughout Asia and other less developed countries, the future sustainability of U.S. economic growth and the ongoing resiliency of U.S. financial markets.

The euro introduces a new variable to macroeconomic analysis that has not been faced since the demise of the Soviet empire and the advent of true global competition. Opportunities should abound in the financial markets as corporate financing expands in creative new ways. However, the implications for the U.S. dollar as the world's premier currency has now been brought into question by the euro's introduction.

The economic picture throughout Asia and Russia remains critically unclear. Rising employment, the need to dump finished goods in the face of uncertain


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     1
currencies and fiscal policies that are slow to change and less than dramatic, do not bode well for the financial markets of less developed countries.

In our view, the U.S. economy and the financial markets will continue to soul search as to prospects for continued good fortune. The positives include such variables as low unemployment, strong productivity and the dramatic increase in defined contribution plans (i.e., 401(k) plans) and estate planning as key market influences. However, historically low savings (the traditional standard) being redefined as the "wealth effect" as measured by investment growth remains an ever-present shadow that can change with the ups and downs of the financial markets.

Technical trends that have supported a decline in interest rates since 1981 remain fully intact. Minor disruptions may keep rates in a range of between 4.90% and 5.40% during the first quarter of 1999. However, we believe the more dominant longer-term force should be for rates to head toward the 4.50% level. We have positioned the Fund in the coming year to benefit from these expected lower interest rates.

In closing, thank you for investing in the Smith Barney Managed Governments Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals in the years to come.

Sincerely,


/s/ Heath B. McLendon                 /s/ James E. Conroy

Heath B. McClendon                    James E. Conroy
Chairman                              Vice President and
                                      Investment Officer

March 1, 1999

--------------------------------------------------------------------------------

            Some Key Global Events During the Fund's Reporting Period

1998
----
8/17        Hong Kong intervenes in its stock and futures market

8/27        Russian central bank says it will stop supporting ruble

9/01 The Dow Jones Industrial Average declines to 7539, wiping out 1998 gains

9/28        Helmut Kohl loses German national elections

9/30 The Federal Reserve Board cuts rates for first time since January 1996. (Two cuts ensue.)

10/01       Bond rates fall below 5%

10/27 Global financier George Soros says he will close his emerging market hedge fund

11/04       Democrats fare better than expected in mid-term elections

11/13       Brazil receives major financial bailout package

12/17 Joint military strike between U.S. and Britain begins against defiant Iraq

12/19 President William Jefferson Clinton becomes only the second U.S. President to be impeached by the House of Representatives

1999
----
1/01        Introduction of the euro

(source: The Wall Street Journal)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $12.73        $12.74        $0.38          $0.00           $0.00           3.05%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.80           0.00            0.00           5.51
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.82           0.00            0.00          11.80
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.82           0.00            0.01           3.76
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.74           0.00            0.04           7.67
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.61           0.00            0.19           0.08
-------------------------------------------------------------------------------------------------------------
7/31/93                     12.88         13.29         0.66           0.23            0.00          10.43
-------------------------------------------------------------------------------------------------------------
7/31/92                     12.09         12.88         0.91           0.00            0.08          15.25
-------------------------------------------------------------------------------------------------------------
7/31/91                     12.13         12.09         0.98           0.00            0.11           9.02
-------------------------------------------------------------------------------------------------------------
7/31/90                     12.19         12.13         1.07           0.00            0.03           9.01
-------------------------------------------------------------------------------------------------------------
7/31/89                     12.04         12.19         0.96           0.00            0.11          10.62
=============================================================================================================
  Total                                                $8.75          $0.23           $0.57
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $12.73        $12.74        $0.34          $0.00           $0.00           2.80%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.73           0.00            0.00           4.99
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.76           0.00            0.00          11.23
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.76           0.00            0.01           3.24
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.67           0.00            0.04           7.04
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.56           0.00            0.17          (0.46)
-------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/93        12.64         13.29         0.41           0.16            0.00           9.92+
=============================================================================================================
  Total                                                $4.23          $0.16           $0.22
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $12.73        $12.74        $0.35          $0.00           $0.00           2.85%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.74           0.00            0.00           5.07
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.76           0.00            0.00          11.26
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.76           0.00            0.01           3.25
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.67           0.00            0.04           7.04
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.56           0.00            0.17          (0.46)
-------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/93        13.18         13.29         0.03           0.02            0.00           1.25+
=============================================================================================================
  Total                                                $3.87          $0.02           $0.22
=============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     3

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $12.74       $12.75         $0.40          $0.00           $0.00           3.22%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84        12.74          0.84           0.00            0.00           5.94
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27        12.84          0.86           0.00            0.00          12.16
-------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/96        12.86        12.27          0.44           0.00            0.01          (1.10)+
=============================================================================================================
  Total                                                $2.54          $0.00           $0.01
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                             Without Sales Charges(1)
                                  --------------------------------------------
                                  Class A     Class B      Class L     Class Y
================================================================================
Six Months Ended 1/31/99+           3.05%       2.80%        2.85%       3.22%
--------------------------------------------------------------------------------
Year Ended 1/31/99                  4.81        4.37         4.39        5.23
--------------------------------------------------------------------------------
Five Years Ended 1/31/99            5.90        5.34         5.38         N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/99             8.10         N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 1/31/99          8.69        6.16         5.37        6.69
================================================================================

                                              With Sales Charge(2)
                                  --------------------------------------------
                                  Class A     Class B      Class L     Class Y
================================================================================
Six Months Ended 1/31/99+          (1.58)%     (1.70)%      (0.82)%      3.22%
--------------------------------------------------------------------------------
Year Ended 1/31/99                  0.08       (0.07)        2.37        5.23
--------------------------------------------------------------------------------
Five Years Ended 1/31/99            4.93        5.18         5.18         N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/99             7.60         N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 1/31/99          8.34        6.16         5.18        6.69
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges(1)
================================================================================
Class A (1/31/89 through 1/31/99)                          117.84%
--------------------------------------------------------------------------------
Class A (Inception* through 1/31/99)                       232.39
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/99)                        45.16
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                        33.97
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/99)                        21.30
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are September 4, 1984, November 6, 1992, June 29, 1993 and February 7, 1996, respectively.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Governments Fund Inc. vs. Lehman Brothers Government Bond Index and Lipper Mortgage Securities Average+
--------------------------------------------------------------------------------
                          January 1989 -- January 1999

                                   [GRAPHIC]

                         Smith Barney                            Lehman Brothers
                      Managed Governments      Lipper Mortgage     Government
                           Fund Inc.          Securities Average   Bond Index

    Jan 1989                 9,548                 10,000            10,000
    July 1989               10,114                 10,805            11,010
    July 1990               11,026                 11,634            11,677
    July 1991               12,020                 12,853            12,849
    July 1992               13,854                 14,551            14,809
    July 1993               15,298                 15,784            16,408
    July 1994               15,310                 15,469            16,386
    July 1995               16,485                 16,822            19,249
    July 1996               17,103                 17,653            20,242
    July 1997               19,128                 19,428            22,302
    July 1998               20,183                 20,645            24,165
    Jan  1999               20,799                 21,299            25,588

+ Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1989, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. U.S. Mortgage Securities Bond Fund Average ("Lipper Mortgage Securities Average") is composed of the Fund's peer group of mutual funds (71 funds as of January 31, 1999) investing in U.S. mortgage-backed securities. Lipper Analytical Services, Inc. is a widely-recognized mutual fund information service. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Investment Breakdown*
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                         FHLMC and FNMA          54.8%
                         U.S. Treasury Strips     2.9%
                         GNMA                    39.9%
                         Repurchase Agreement     2.4%

* As a percentage of total investments.

U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. Government Agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT                                 SECURITY                                             VALUE
========================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 97.6%
$  27,750,000    U.S. Treasury Strip, zero coupon due 11/15/09                              $ 15,948,758
          132    Federal Home Loan Mortgage Corp., 7.500% due 11/1/09                                138
       13,544    Federal Home Loan Mortgage Corp., 14.750% due 3/1/10                             16,070
    1,621,871    Federal Home Loan Mortgage Corp., 7.000% due 7/1/10                           1,661,900
   23,263,847    Federal Home Loan Mortgage Corp., 6.500% due 8/1/13+                         23,678,176
        4,154    Federal Home Loan Mortgage Corp., 8.000% due 8/1/17                               4,357
    1,186,716    Federal Home Loan Mortgage Corp., 7.000% due 6/1/28+                          1,213,785
      438,102    Federal Home Loan Mortgage Corp., 6.000% due 8/1/28                             433,992
          202    Federal National Mortgage Association, 9.500% due 7/7/02+                           213
      881,053    Federal National Mortgage Association, 6.000% due 9/1/13+                       884,904
  129,083,562    Federal National Mortgage Association, 6.500% due 1/1/14+++                 131,301,217
      192,392    Federal National Mortgage Association, 8.000% due 4/1/27+                       199,907
      705,084    Federal National Mortgage Association, 6.000% due 10/1/28+                      697,589
   84,865,708    Federal National Mortgage Association, 6.500% due 11/1/28+++                 85,660,899
   50,000,000    Federal National Mortgage Association, 7.000% due 12/15/28*                  51,109,000
   32,000,000    Federal National Mortgage Association Principal Strip,
                   zero coupon due 10/9/19                                                     9,745,600
    1,324,515    Government National Mortgage Association I, 10.000% due 7/15/20+              1,446,610
    8,287,755    Government National Mortgage Association I, 9.000% due 7/15/26+               8,847,179
   45,261,643    Government National Mortgage Association I, 8.000% due 9/15/26+              47,185,263
   33,966,834    Government National Mortgage Association I, 7.500% due 12/15/27+++           35,134,274
      741,671    Government National Mortgage Association I, 7.000% due 5/15/28                  760,672
   38,943,520    Government National Mortgage Association I, 6.500% due 10/15/28+++           39,417,852
   60,000,000    Government National Mortgage Association I, 7.000% due 2/22/29*              61,500,000
   26,392,789    Government National Mortgage Association I Platinum,
                   9.000% due 11/15/17                                                        28,190,666
      580,683    Government National Mortgage Association II, 10.000% due 10/20/16               628,403
--------------------------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost-- $542,179,294)                                                       545,667,424
========================================================================================================
REPURCHASE AGREEMENT -- 2.4%
   13,312,000    Morgan Stanley Dean Witter & Co., 4.700% due 2/1/99;
                 Proceeds at maturity -- $13,317,214; (Fully collateralized by U.S. Treasury Notes, 5.375% to 7.875% due 7/15/99 to
                 8/15/27; Market Value-- $13,644,821) (Cost-- $13,312,000)                    13,312,000
========================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost-- $ 555,491,294**)                                                   $558,979,424
========================================================================================================

+ Date shown represents the last in range of maturity dates for the mortgage certificates only.

++ Security partially segregated by custodian for TBA's and futures contracts.

*     Security has been issued on a to-be-announced basis ("TBA") (See Note 9).

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $555,491,294)                                           $558,979,424
     Cash                                                                                       207,259
     Receivable for securities sold                                                         102,696,333
     Interest receivable                                                                      2,526,082
     Receivable for Fund shares sold                                                            661,103
     Receivable from broker - variation margin                                                   56,250
-------------------------------------------------------------------------------------------------------
     Total Assets                                                                           665,126,451
-------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                       112,707,674
     Dividends payable                                                                        2,698,351
     Investment advisory fees payable                                                           186,683
     Administration fees payable                                                                 82,970
     Distribution fees payable                                                                   16,099
     Accrued expenses                                                                           139,856
-------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                      115,831,633
-------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $549,294,818
=======================================================================================================
NET ASSETS:
     Par value of capital shares                                                              $  43,105
     Capital paid in excess of par value                                                    564,112,254
     Overdistributed net investment income                                                   (3,917,602)
     Accumulated net realized loss from security transactions and futures contracts         (14,420,685)
     Net unrealized appreciation of investments and futures contracts                         3,477,746
-------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $549,294,818
=======================================================================================================
Shares Outstanding:
     Class A                                                                                 28,071,793
     --------------------------------------------------------------------------------------------------
     Class B                                                                                  5,779,504
     --------------------------------------------------------------------------------------------------
     Class L                                                                                    361,621
     --------------------------------------------------------------------------------------------------
     Class Y                                                                                  8,892,144
     --------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                              $12.74
     --------------------------------------------------------------------------------------------------
     Class B *                                                                                   $12.74
     --------------------------------------------------------------------------------------------------
     Class L **                                                                                  $12.74
     --------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                              $12.75
     --------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)                           $13.34
     --------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                           $12.87
=======================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     7

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                          $16,273,526
--------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                                   1,228,285
     Distribution fees (Note 2)                                                            755,261
     Administration fees (Note 2)                                                          545,905
     Shareholder and system servicing fees                                                 164,847
     Shareholder communication fees                                                         52,654
     Registration fees                                                                      44,878
     Directors' fees                                                                        29,917
     Audit and legal fees                                                                   26,925
     Custody fees                                                                           12,465
     Other                                                                                   6,982
--------------------------------------------------------------------------------------------------
     Total Expenses                                                                      2,868,119
--------------------------------------------------------------------------------------------------
Net Investment Income                                                                   13,405,407
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 3 AND 8):
     Realized Gain From:
        Security transactions (excluding short-term securities)                          2,046,579
        Futures contracts                                                                   76,789
--------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                   2,123,368
--------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and Futures Contracts:
        Beginning of period                                                              2,325,583
        End of period                                                                    3,477,746
--------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                             1,152,163
--------------------------------------------------------------------------------------------------
Net Gain On Investments and Futures Contracts                                            3,275,531
--------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                 $16,680,938
==================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                            1999              1998
======================================================================================================
OPERATIONS:
     Net investment income                                              $ 13,405,407      $ 32,015,371
     Net realized gain                                                     2,123,368        30,990,214
     Increase (decrease) in net unrealized appreciation                    1,152,163       (33,901,741)
------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               16,680,938        29,103,844
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (16,006,480)      (34,404,614)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                    (16,006,480)      (34,404,614)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
     Net proceeds from sale of shares                                    102,711,957       263,002,004
     Net asset value of shares issued for reinvestment of dividends        7,050,659        19,073,434
     Cost of shares reacquired                                          (102,728,654)     (333,565,951)
------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
        Fund Share Transactions                                            7,033,962       (51,490,513)
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                          7,708,420       (56,791,283)

NET ASSETS:
     Beginning of period                                                 541,586,398       598,377,681
------------------------------------------------------------------------------------------------------
     End of period*                                                     $549,294,818      $541,586,398
======================================================================================================
* Includes overdistributed net investment income of:                     $(3,917,602)      $(1,316,529)
======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     9

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $1,086,464 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $1 billion and 0.415% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $1 billion and 0.185% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 1999, SSB received sales charges of approximately $111,000 and $14,000 on sales of the Portfolio's Class A shares and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                          Class A        Class B        Class L
===============================================================================
CDSCs                                      $4,000        $38,000         $2,000
===============================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                          Class A        Class B        Class L
===============================================================================
Distribution Plan Fees                   $459,032       $282,494        $13,735
===============================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

===============================================================================
Purchases                                                          $442,438,807
-------------------------------------------------------------------------------
Sales                                                               518,332,102
===============================================================================

At January 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                        $4,905,245
Gross unrealized depreciation                                        (1,417,115)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,488,130
===============================================================================

4. Capital Loss Carryforward

At July 31, 1998, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $16,544,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                                                       2003             2004
===============================================================================
Carryforward Amounts                                $12,946,000      $3,598,000
===============================================================================

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

At January 31, 1999, the Fund had no reverse repurchase agreements outstanding.

7. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 1999, the Fund had no purchased call or put options outstanding.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended January 31, 1999, the Fund did not write any call or put options.

8. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At January 31, 1999, the Fund had the following open futures contracts:

                                     # of                        Basis         Market      Unrealized
Purchased Contracts                Contracts    Expiration       Value          Value         Loss
=====================================================================================================
U.S. Government Long Bond Index       300          3/99       $38,410,384    $38,400,000    $(10,384)
=====================================================================================================

9. Securities Traded on a To-Be-Announced Basis

The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other portfolio securities.

At January 31, 1999, the Fund held two TBA securities with a total cost of $112,326,134.

10. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At January 31, 1999, the Fund had no open dollar roll transactions.

11. Capital Shares

At January 31, 1999, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At January 31, 1999, total paid-in capital amounted to the following for each class:

                                                                       Amount
===============================================================================
Class A                                                            $403,372,304
-------------------------------------------------------------------------------
Class B                                                              45,847,838
-------------------------------------------------------------------------------
Class L                                                               4,448,388
-------------------------------------------------------------------------------
Class Y                                                             110,486,829
===============================================================================


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                           Six Months Ended                      Year Ended
                                           January 31, 1999                    July 31, 1998
                                    ----------------------------       -----------------------------
                                      Shares           Amount             Shares           Amount
====================================================================================================
Class A
Shares sold                          5,173,674      $ 66,437,036        16,954,331      $216,616,814
Shares issued on reinvestment          463,850         5,925,205         1,253,963        15,981,884
Shares reacquired                   (6,962,742)      (89,305,949)      (21,101,340)     (269,419,526)
----------------------------------------------------------------------------------------------------
Net Decrease                        (1,325,218)     $(16,943,708)       (2,893,046)     $(36,820,828)
====================================================================================================
Class B
Shares sold                            855,409      $ 10,957,169           466,979      $  5,966,361
Shares issued on reinvestment           82,584         1,054,825           234,702         2,990,699
Shares reacquired                     (967,837)      (12,379,634)       (2,428,219)      (30,972,127)
----------------------------------------------------------------------------------------------------
Net Decrease                           (29,844)     $   (367,640)       (1,726,538)     $(22,015,067)
====================================================================================================
Class L*
Shares sold                            194,939      $  2,497,140           118,157      $  1,510,406
Shares issued on reinvestment            5,532            70,629             7,906           100,851
Shares reacquired                      (59,785)         (763,966)          (50,435)         (643,303)
----------------------------------------------------------------------------------------------------
Net Increase                           140,686      $  1,803,803            75,628      $    967,954
====================================================================================================
Class Y
Shares sold                          1,785,434      $ 22,820,612         3,050,271      $ 38,908,423
Shares issued on reinvestment               --                --                --                --
Shares reacquired                      (21,908)         (279,105)       (2,556,109)      (32,530,995)
----------------------------------------------------------------------------------------------------
Net Increase                         1,763,526      $ 22,541,507           494,162      $  6,377,428
====================================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class A Shares                              1999(1)(2)           1998          1997(2)        1996(2)         1995         1994
====================================================================================================================================
Net Asset Value, Beginning of Period         $  12.73          $  12.84       $  12.27       $  12.63       $  12.50     $  13.29
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.32              0.75           0.80           0.81           0.81         0.75
   Net realized and unrealized gain (loss)       0.07             (0.06)          0.59          (0.34)          0.10        (0.74)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.39              0.69           1.39           0.47           0.91         0.01
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.38)            (0.80)         (0.82)         (0.82)         (0.74)       (0.61)
   Capital                                         --                --             --          (0.01)         (0.04)       (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.38)            (0.80)         (0.82)         (0.83)         (0.78)       (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  12.74          $  12.73       $  12.84       $  12.27       $  12.63     $  12.50
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     3.05%++           5.51%         11.80%          3.76%          7.67%        0.08%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $357,705          $374,109       $414,571       $454,679       $528,533     $371,086
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                         4.87%+            5.78%          6.43%          6.46%          6.57%        5.60%
   Interest expense                                --              0.13           0.22           0.47           0.14         0.19
   Other expenses                                1.03+             1.03           1.01           1.04           1.07         1.03
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            82%              363%           121%           275%           292%         236%
====================================================================================================================================

Class B Shares                                   1999(1)(2)        1998(2)        1997(2)        1996(2)        1995         1994
====================================================================================================================================
Net Asset Value, Beginning of Period         $  12.73          $  12.84       $  12.27       $  12.63       $  12.50     $  13.29
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.28              0.67           0.74           0.75           0.75         0.69
   Net realized and unrealized gain (loss)       0.07             (0.05)          0.59          (0.34)          0.09        (0.75)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.35              0.62           1.33           0.41           0.84        (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.34)            (0.73)         (0.76)         (0.76)         (0.67)       (0.56)
   Capital                                         --                --             --          (0.01)         (0.04)       (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.34)            (0.73)         (0.76)         (0.77)         (0.71)       (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  12.74          $  12.73       $  12.84       $  12.27       $  12.63     $  12.50
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     2.80%++           4.99%         11.23%          3.24%          7.04%       (0.46)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $ 73,610          $ 73,905       $ 96,747       $110,724       $132,882     $389,383
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                         4.35%+            5.27%          5.91%          5.94%          6.07%        5.08%
   Interest expense                                --              0.13           0.22           0.47           0.14         0.19
   Other expenses                                1.55+             1.56           1.53           1.56           1.57         1.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            82%              363%           121%           275%           292%         236%
====================================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    15

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class L Shares                             1999(1)(2)       1998(2)(3)         1997(2)       1996(2)         1995        1994
==================================================================================================================================
Net Asset Value, Beginning of Period        $  12.73         $  12.84         $  12.27      $  12.63       $  12.50    $  13.29
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.29             0.67             0.74          0.75           0.76        0.69
   Net realized and unrealized gain (loss)      0.07            (0.04)            0.59         (0.34)          0.08       (0.75)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.36             0.63             1.33          0.41           0.84       (0.06)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.35)           (0.74)           (0.76)        (0.76)         (0.67)      (0.56)
   Capital                                        --               --               --         (0.01)         (0.04)      (0.17)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.35)           (0.74)           (0.76)        (0.77)         (0.71)      (0.73)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  12.74         $  12.73         $  12.84      $  12.27       $  12.63    $  12.50
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                    2.85%++          5.07%           11.26%         3.25%          7.04%      (0.46)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $  4,607         $  2,811         $  1,866      $  1,238       $    299    $     72
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                        4.43%+           5.28%            6.01%         5.99%          6.12%       5.05%
   Interest expense                               --             0.13             0.22          0.47           0.14        0.19
   Other expenses                               1.46+            1.49             1.46          1.49           1.52        1.58
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           82%             363%             121%          275%           292%        236%
==================================================================================================================================

Class Y Shares                             1999(1)(2)          1998            1997(2)     1996(2)(4)
==================================================================================================================================
Net Asset Value, Beginning of Period        $  12.74         $  12.84         $  12.27      $  12.86
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.33             0.80             0.84          0.35
   Net realized and unrealized gain (loss)      0.08            (0.06)            0.59         (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.41             0.74             1.43         (0.14)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.40)           (0.84)           (0.86)        (0.44)
   Capital                                        --               --               --         (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.40)           (0.84)           (0.86)        (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  12.75         $  12.74         $  12.84      $  12.27
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                    3.22%++          5.94%           12.16%        (1.10)%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $113,373         $ 90,761         $ 85,194      $ 27,215
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                        5.20%+           6.10%            6.82%         6.62%+
   Interest expense                               --             0.13             0.22          0.47+
   Other expenses                               0.69+            0.69             0.62          0.78+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           82%             363%             121%          275%
==================================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4)   For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

Smith Barney
Managed
Governments
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Managed Governments Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

        SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Managed
Governments Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01181 3/99